PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	$ 37,037	$ 31,377
Less: accumulated depreciation	(15,015)	(15,368)
impairment loss	(1,565)	(1,743)
Property equipment and software, net	20,457	14,266
Depreciation expenses	2,038	3,806	2,597
Capitalized interest expenses	55
Impairment loss		(1,743)
Equipment and office furniture
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	10,875	11,714
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	2,734	2,894
Mask and tooling
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	661	1,758
Motor vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	1,398	1,506
Purchased software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	3,352	3,614
Construction in progress
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, gross	18,017	9,891
Amount of construction in progress to secure long-term bank loan of Vimicro Tianjin by means of a collateral	$ 17,209